Income Taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Income Taxes
Loss from continuing operations before income taxes	$ (18,230,588)	$ (26,703,662)	$ (33,937,956)
Statutory federal and provincial tax rate	26.50%	26.50%	26.50%
Income tax recovery at the statutory tax rate	$ (4,831,106)	$ (7,076,470)	$ (8,993,558)
Permanent differences	2,557,822	1,639,590	3,758,401
Book To Filing Adjustments	(119,668)	438,255	75,474
Share issuance cost booked directly to equity	0	0	(377,378)
Impact of tax rate changes	(42,277)	0	0
Foreign exchange	(582,404)	1,044,135	(120)
Change in tax benefits not recognized	3,017,633	3,954,490	5,537,181
Total Income tax expense	$ 0	$ 0	$ 0